Share-Based Compensation (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended					1 Months Ended	9 Months Ended
	Apr. 17, 2013	Apr. 24, 2013	Jun. 29, 2012	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013 Unvested Options [Member]	Dec. 16, 2013 Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Restricted Stock Units (RSUs) [Member]	Oct. 23, 2013 Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Stock Options [Member]	Apr. 30, 2014 Unvested Restricted Shares [Member]	Apr. 30, 2014 Messrs. Cohee [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Messrs. Cohee [Member] Restricted Stock Units (RSUs) [Member] January 15, 2015 [Member]	Apr. 30, 2014 Messrs. Cohee [Member] Restricted Stock Units (RSUs) [Member] January 15, 2016 [Member]	Apr. 30, 2014 Culver [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Culver [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Culver [Member] Restricted Stock Units (RSUs) [Member] January 15, 2015 [Member]	Apr. 30, 2014 Culver [Member] Restricted Stock Units (RSUs) [Member] January 15, 2016 [Member]	Apr. 30, 2014 Otis [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Otis [Member] Restricted Stock Units (RSUs) [Member] January 15, 2015 [Member]	Apr. 30, 2014 Otis [Member] Restricted Stock Units (RSUs) [Member] January 15, 2016 [Member]	Apr. 30, 2014 Dr. Theno [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Dr. Theno [Member] Restricted Stock Units (RSUs) [Member] January 15, 2015 [Member]	Apr. 30, 2014 Dr. Theno [Member] Restricted Stock Units (RSUs) [Member] January 15, 2016 [Member]	Apr. 30, 2014 Dave Pfanzelter [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Dave Pfanzelter [Member] Restricted Stock Units (RSUs) [Member] February 15, 2014 [Member]	Apr. 30, 2014 Dave Pfanzelter [Member] Restricted Stock Units (RSUs) [Member] February 15, 2015 [Member]	Apr. 30, 2014 Dave Pfanzelter [Member] Restricted Stock Units (RSUs) [Member] February 15, 2016 [Member]	Apr. 30, 2014 Peter Wulff [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Peter Wulff [Member] Restricted Stock Units (RSUs) [Member] March 15, 2014 [Member]	Apr. 30, 2014 Peter Wulff [Member] Restricted Stock Units (RSUs) [Member] March 15, 2015 [Member]	Apr. 30, 2014 Peter Wulff [Member] Restricted Stock Units (RSUs) [Member] March 15, 2016 [Member]	Apr. 30, 2014 Henery R. Lambert [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Henery R. Lambert [Member] Restricted Stock Units (RSUs) [Member] September 10, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance											30,000	900,000	900,000	5,100,000
Shares granted																	200,000				200,000			200,000			200,000			2,800,000				1,000,000				500,000
Vesting percentage																		50.00%	50.00%			50.00%	50.00%		50.00%	50.00%		50.00%	50.00%		25.00%	25.00%	50.00%		25.00%	25.00%	50.00%	40.00%	60.00%
Shares expected to vest													3,787,500
Stock options vested												1,057,500	1,145,000
Stock options granted															300,000
Options exercise price								$ 0.83	$ 6.68						$ 1.40
Volatility rate	140.63%	140.75%	82.44%					134.80%	85.41%						108.00%
Risk-free interest rate			0.24%					0.85%	0.75%						0.45%
Share based compensation payment period																																						2 years
Shares authorized for issuance to key employees, vesting period											1 year				3 years
Options canceled/forfeited																				$ 200,000
Unrecognized non-cash compensation cost										356,000		5,022,000	5,022,000			194,000
Unrecognized non-cash compensation costs, weighted average period										6 months 11 days			1 year 9 months			2 years 6 months 22 days
Share-based compensation				$ 770,000	$ 153,000	$ 2,191,000	$ 583,000													$ 59,000